Equipment and Other Assets on Operating Leases, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Depreciation of equipment and other assets on operating leases	$ 209	$ 170	$ 117